Basis of Presentation:	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Basis of Presentation:

HMAN GROUP HOLDINGS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands)

1.   Basis of Presentation:

The accompanying financial statements include the consolidated accounts of HMAN Group Holdings, Inc. and its wholly-owned subsidiaries (collectively “Hillman” or the “Company”). Unless the context requires otherwise, references to “Hillman,” “we,” “us,” “our,” or “our Company” refer to HMAN Group Holdings, Inc. and its wholly-owned subsidiaries. The Condensed Consolidated Financial Statements included herein have been prepared in accordance with accounting standards generally accepted in the United States of America (U.S. GAAP) and include the accounts of the Company and its wholly-owned subsidiaries. The Hillman Companies, Inc. is a wholly-owned subsidiary of HMAN Intermediate II Holdings Corp., and a wholly-owned subsidiary of HMAN Group Holdings Inc. (“Holdco”).

On July 14, 2021, subsequent to quarter end, the Company’s parent, HMan Group Holdings, Inc., and Landcadia Holdings III, Inc. (“Landcadia” and after the Business Combination described herein, “New Hillman”), a special purpose acquisition company (“SPAC”) consummated the previously announced business combination (the “Closing”) pursuant to the terms of the Agreement and Plan of Merger, dated as of January 24, 2021 (as amended on March 12, 2021, and as it may be further amended or supplemented from time to time, the “Merger Agreement”). In accordance with the terms and subject to the conditions set forth in the Merger Agreement, Landcadia paid aggregate consideration in the form of New Hillman common stock calculated as described herein and equal to a value of approximately (i) $911,300,000 plus (ii) $28,280,000, such amount being the value of 2,828,000 shares of Class B common stock of Landcadia, valued at $10.00 per share, that TJF, LLC (“TJF Sponsor”) and Jefferies Financial Group Inc., (“JFG Sponsor” and, together with TJF Sponsor, the “Sponsors”) agreed to forfeit at the Closing.

HMAN GROUP HOLDINGS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands)

1.  Basis of Presentation:

The accompanying financial statements include the consolidated accounts of HMAN Group Holdings, Inc. and its wholly-owned subsidiaries (collectively “Hillman” or the “Company”). Unless the context requires otherwise, references to “Hillman,” “we,” “us,” “our,” or “our Company” refer to HMAN Group Holdings, Inc. and its wholly-owned subsidiaries. The Consolidated Financial Statements included herein have been prepared in accordance with accounting standards generally accepted in the United States of America (U.S. GAAP) and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated. References to 2020, 2019, and 2018 are for fiscal years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively.

Affiliates of CCMP Capital Advisors, LLC (“CCMP”) own 79.1% of the Company’s outstanding common stock, affiliates of Oak Hill Capital Partners III, L.P., Oak Hill Capital Management Partners III, L.P. and OHCP III HC RO, L.P. (collectively “Oak Hill Funds”) own 16.7% of the Company’s outstanding common stock, and certain current and former members of management own 4.2% of the Company’s outstanding common stock.

The Company has a 52-53 week fiscal year ending on the last Saturday in December 2017. In a 52 week fiscal year, each of the Company's quarterly periods will comprise 13 weeks. The additional week in a 53 week fiscal year is added to the fourth quarter, making such quarter consist of 14 weeks. The Company's first 53 week fiscal year will occur in fiscal year 2022.

Nature of Operations:

The Company is comprised of three separate operating business segments: (1) Hardware and Protective Solutions, (2) Robotics and Digital Solutions, and (3) Canada.

In the fourth quarter of 2019, the Company implemented a plan to restructure the management and operations of our U.S. business to achieve synergies and cost savings associated with the recent acquisitions. The restructuring plan includes management realignment, integration of sales and operations functions, and strategic review of our product offerings (see Note 15 — Restructuring of the Notes to Consolidated Financial Statements for additional details).

Hillman Group provides and, on a limited basis, produces products such as fasteners and related hardware items; threaded rod and metal shapes; keys, key duplication systems, and accessories; personal protective equipment such as gloves and eye-wear; builder’s hardware; and identification items, such as tags and letters, numbers, and signs, to retail outlets, primarily hardware stores, home centers and mass merchants, pet supply stores, grocery stores, and drug stores. The Canada segment also produces fasteners, stampings, fittings, and processes threaded parts for automotive suppliers, industrial Original Equipment Manufacturers (“OEMs”), and industrial distributors.

On August 10, 2018, the Company completed the acquisition of Minute Key Holdings, Inc. (“MinuteKey”), an innovative leader in self-service key duplicating kiosks for a total consideration of $156,289. MinuteKey has existing operations in the United States and Canada and is included in Hillman’s Robotics and Digital Solutions reportable segment. See Note 5 — Acquisitions for additional information.

On October 1, 2018, the Company completed the acquisition of Big Time Products (“Big Time”), a leading provider of personal protective and work gear products ranging from work gloves, tool belts and jobsite storage, for total consideration of $348,834. Big Time has existing operations throughout North America and its operating results reside within the Company’s Hardware and Protective Solutions reportable segment. See Note 5 — Acquisitions for additional information.

On August 16, 2019, the Company acquired the assets of Sharp Systems, LLC (“Resharp”), a California-based innovative developer of automated knife sharpening systems, for a total purchase price of $21,100. Resharp has existing operations in the United States and its operating results reside within the Company’s Robotics and Digital reportable segment. See Note 5 — Acquisitions for additional information.

Restatement of Previously Issued Consolidated Financial Statements for Income Tax Accounting Errors

On February 25, 2021, the Audit Committee of the Board of Directors (the “Audit Committee”) of the Company, after considering the recommendations of management, and discussing such recommendations with SEC counsel, concluded that our 2019 and 2018 Financial Statements, as of and for the years ended December 28, 2019 and December 29, 2018, should no longer be relied upon due to misstatements that are described in greater detail below, and that we would restate such financial statements to make the necessary accounting corrections.

While preparing our 2020 consolidated financial statements, the Company identified errors in the accounting for income taxes during 2018 and 2019. During 2018, the Company became subject to additional provisions of the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”) including computations related to the IRC §163(j) interest limitation (Interest Limitation). The Company incorrectly established valuation allowances against the portion of interest expense that was not currently deductible in the years ended December 28, 2019 and December 29, 2018. In addition, the Company incorrectly established a valuation allowance on certain U.S. state NOLs. Upon further review of income tax accounting guidance, the Company determined the valuation allowance should not have been established.

The Company evaluated the materiality of these errors both qualitatively and quantitatively in accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality and SAB No. 108, Considering the Effects of Prior Year Misstatements in Current Year Financial Statements, and determined the effect of these corrections was material to the consolidated financial statements as of and for the years ended December 28, 2019 and December 29, 2018.

Accordingly, the Company has restated the 2018 consolidated financial statements to reduce net loss by $10,960, driven by an increase in deferred tax benefit. Deferred tax liabilities and goodwill decreased by $14,187 and $3,227, respectively. The Company has also restated the 2019 consolidated financial statements, reducing net loss by $17,907 due to an increase in deferred tax benefit. These adjustments resulted in a cumulative decrease to goodwill of $3,227, a decrease to the deferred tax liabilities of $32,094 and a corresponding decrease in accumulated deficit and increase in total equity of $28,867 as of December 28, 2019. These errors had no impact on any period prior to 2018, when the Company became subject to the provisions of the 2017 Tax Act. Impacts to the consolidated statements of cash flow are limited to changes within operating activities as noted below, and, therefore, there are no impacts on the operating, investing or financing subtotals.

The impacts of these corrections to fiscal years 2018 and 2019 are as follows:

Consolidated Statement of Comprehensive Loss

Amounts in thousands (except per share amounts)

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Income tax (benefit) expense	$(5,370)	$(17,907)	$(23,277)	$2,070	$(10,960)	$(8,890)
Net loss	(103,386)	17,907	(85,479)	(69,641)	10,960	(58,681)
Comprehensive loss	(97,836)	17,907	(79,929)	(80,694)	10,960	(69,734)
Basic and diluted loss per share	(191)	33	(158)	(128)	20	(108)

Consolidated Balance Sheets

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Goodwill(1)	$819,077	$(3,227)	$815,850	$803,847	$(3,227)	$800,620
Total Assets	2,441,210	(3,227)	2,437,983	2,431,470	(3,227)	2,428,243
Deferred tax liabilities	196,437	(32,094)	164,343	200,696	(14,187)	186,509
Total liabilities	2,096,108	(32,094)	2,064,014	1,992,363	(14,187)	1,978,176
Accumulated deficit	(176,217)	28,867	(147,350)	(72,831)	10,960	(61,871)
Total stockholder’s equity	345,102	28,867	373,969	439,107	10,960	450,067
Total liabilities and stockholder’s equity	2,441,210	(3,227)	2,437,983	2,431,470	(3,227)	2,428,243
(1)	The Company incorrectly established a valuation allowance on deferred taxes related to the interest limitations from the MinuteKey and Big Time Products acquisitions in 2018 during purchase accounting through goodwill. The correction of the error resulted in a reduction of goodwill of $1,160 for MinuteKey and $2,067 for Big Time Products.

Consolidated Statements of Cash Flows

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Cash flows from operating activities:
Net loss	$(103,386)	$17,907	$(85,479)	$(69,641)	$10,960	$(58,681)
Deferred income taxes	(5,679)	(17,907)	(23,586)	394	(10,960)	(10,566)
Net cash provided by operating activities	$52,359	$—	$52,359	$7,547	$—	$7,547

The impacts of the restatement have been reflected throughout the financial statements, including the applicable footnotes, as appropriate.